NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Equity Incentive Plan) (Details) (USD $)	1 Months Ended				3 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended			9 Months Ended		12 Months Ended		0 Months Ended				1 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	3 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended
	Jan. 31, 2012	Dec. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2010	Jul. 06, 2010 Employee Options and Stock Appreciation Rights [Member]	Sep. 25, 2012 Employee Options and Stock Appreciation Rights [Member]	Mar. 23, 2011 Employee Options and Stock Appreciation Rights [Member]	Feb. 28, 2011 Employee Options and Stock Appreciation Rights [Member]	Mar. 31, 2013 Employee Options and Stock Appreciation Rights [Member]	Mar. 31, 2012 Employee Options and Stock Appreciation Rights [Member]	Jun. 30, 2012 Employee Options and Stock Appreciation Rights [Member]	Jun. 30, 2011 Employee Options and Stock Appreciation Rights [Member]	Jul. 02, 2012 Options Issued to Directors [Member]	Jul. 02, 2011 Options Issued to Directors [Member]	Mar. 10, 2011 Options Issued to Directors [Member]	Jul. 02, 2010 Options Issued to Directors [Member]	Sep. 27, 2010 Options Issued to Directors [Member]	Sep. 29, 2010 Options Issued to Directors [Member]	Mar. 31, 2013 Options Issued to Directors [Member]	Mar. 31, 2012 Options Issued to Directors [Member]	Jun. 30, 2012 Options Issued to Directors [Member]	Jun. 30, 2011 Options Issued to Directors [Member]	Jan. 29, 2011 Principal Stockholder [Member]	Jan. 05, 2012 New Director [Member]	Aug. 12, 2010 New Director [Member]	May 31, 2010 New Director [Member]	Nov. 14, 2012 Chief Executive Officer and President and Chief Technology Officer [Member]	Sep. 20, 2011 Chief Executive Officer and President and Chief Technology Officer [Member]	Mar. 10, 2011 Chief Executive Officer and President and Chief Technology Officer [Member]	Jun. 30, 2012 President Extension [Member]	Dec. 08, 2010 New Director Appointment Audit Committee [Member]	Feb. 28, 2010 New Director Appointment Audit Committee [Member]	Jun. 30, 2012 Chief Financial Officer [Member]	Dec. 08, 2010 Legal Counsel and Consultant [Member]	Mar. 10, 2011 Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted					1,395,000				33,000	265,000	20,000	237,500	4,589,507	675,000	675,000	3,290,500		245,000	210,000	165,000	10,000	5,000	610,000	280,000	280,000	420,000	100,000	35,000	30,000	30,000	800,000	525,000	750,000	50,000	2,250,000	5,000	150,000	350,000	35,000
Granted, exercise price					$ 1.25				$ 1.2	$ 0.6	$ 1.6	$ 1.17	$ 0.50	$ 1.06	$ 0.75	$ 1.22		$ 1.75	$ 1.25	$ 1.21	$ 1.35	$ 1.38	$ 0.95	$ 1.60	$ 1.60	$ 1.22	$ 1.15	$ 0.6	$ 1.08	$ 1.55	$ 0.45	$ 0.81	$ 1.25		$ 1.22	$ 1.95		$ 1.22	$ 1.15
Common stock vesting term									3 years									1 year		1 year	3 years	3 years						3 years	3 years	3 years			3 years			3 years	10 years
Share based compensation, term									10 years		5 years						10 years	10 years	10 years	10 years	10 years	10 years					3 years	10 years	10 years	10 years	10 years	10 years	10 years		5 years	10 years		5 years	3 years
Pricing model used in calculation of grant-date fair value									Black-Scholes Model	Black-Scholes Option Pricing	Black-Scholes Model	Black-Scholes Model					Black-Scholes Model	Black-Scholes Model	Black-Scholes Model	Black-Scholes Model	Black-Scholes Model	Black-Scholes Model					Black-Scholes Model	Black-Scholes Model	Black-Scholes Model	Black Scholes Model		Black-Scholes Option Pricing	Black-Scholes Model	Black-Scholes Option Pricing	Black-Scholes Model	Black-Scholes Model	Black-Scholes Option Pricing	Black-Scholes Model	Black-Scholes Model
Expected Volatility									96.03%	89.93%	89.13%	88.13%					89.65%	89.65%	87.24%	96.46%	92.40%	92.40%					88.18%	87.55%	92.40%	95.12%		88.89%	87.24%	91.39%	89.39%	101.79%	90.60%	89.39%	87.24%
Expected term									6 years 6 months	4 years	4 years	4 years						6 years 6 months	6 years 6 months	5 years 6 months	6 years 6 months	6 years 6 months					3 years	6 years 6 months	6 years 6 months	6 years 6 months		6 years 6 months	6 years 6 months	1 year 6 months	4 years	6 years 6 months	6 years 6 months	5 years
Discount rate									2.24%	0.53%	1.60%	1.39%					2.35%	2.35%	2.24%	1.96%	1.76%	1.76%					0.96%	1.30%	1.96%	2.89%		1.25%	2.24%	0.23%	1.42%	2.96%	2.11%	1.87%	1.13%
Immediately vested shares																																					50,000	350,000
Vesting period for semiannual vesting shares											3 years	3 years							3 years																		3 years
Percentage expensed immediately										25.00%																								500.00%	20.00%
Fair value										$ 101,029		$ 175,694					$ 311,001	$ 311,001										$ 14,633				$ 320,271					$ 224,778		$ 25,210
Number of shares callable by warrants				120,000				180,000
Additional expense to vest previously issued options																																		17,011
Common stock issued upon exercise of options for cash						$ 33,335	$ 122,000
Common stock issued upon exercise of options for cash, shares	85,000	5,000	30,000	100,000	45,000								4,247,500											(35,000)	(35,000)
Forfeited													(2,875,000)			(500,000)								(142,500)	(142,500)